Deferred tax	12 Months Ended
Jun. 30, 2021
Deferred tax
Deferred tax
17	Deferred tax

Deferred tax assets and deferred tax liabilities are offset where the Group has a legally enforceable right to do so. The following is the analysis of the deferred tax balances (after allowable offset):

	2021	2020
	£’000	£’000
US deferred tax assets	—	(58,362)
UK deferred tax liabilities	35,546	31,337
At 30 June	35,546	(27,025)

17Deferred tax (continued)

The movement in deferred tax assets and deferred tax liabilities during the year is as follows:

	2021	2020
	£’000	£’000
At 1 July	(27,025)	(26,550)
Expensed to statement of profit or loss (note 10)	64,019	1,426
Credited to other comprehensive income (note 10)	(1,448)	(1,901)
At 30 June	35,546	(27,025)

The movement in US net deferred tax assets are as follows:

			Unrealized
			foreign
			exchange
		Net	and			Property,
	Foreign	operating	derivative	Intangible	Deferred	plant and
	tax credits	losses	movements	assets	revenue	equipment	Other	Total(1)
	£’000	£’000	£’000	£’000	£’000	£’000	£’000	£’000
At 1 July 2019	(30,288)	—	(486)	(15,058)	(7,748)	3,732	(8,567)	(58,415)
Expensed/(credited) to statement of profit or loss (note 10)	2,793	(10,804)	(441)	5,988	1,917	(614)	1,636	475
(Credited)/expensed to other comprehensive income (note 10)	(320)	1,267	(1,369)	—	—	—	—	(422)
At 30 June 2020	(27,815)	(9,537)	(2,296)	(9,070)	(5,831)	3,118	(6,931)	(58,362)
Expensed/(credited) to statement of profit or loss (note 10)	31,779	6,328	1,577	9,070	5,831	241	6,931	61,757
(Credited)/expensed to other comprehensive income (note 10)	(3,964)	(150)	719	—	—	—	—	(3,395)
At 30 June 2021	—	(3,359)	—	—	—	3,359	—	—
(1)	The deferred tax assets have been written down to the extent that they will not shelter profits arising from the unwind of the deferred tax liability. This is due to a change in the substantively enacted UK Corporation tax rate from 19% to 25%, effective April 2023. The current US federal corporate income tax rate is 21%. As a result of this change the US deferred tax asset is no longer forecast to give rise to a future economic benefit. It is expected that any future US tax payable will be sheltered by future foreign tax credits arising from UK tax payable. Future increases in the US federal corporate income tax rate could result in a reversal of the US deferred tax asset write down.
17	Deferred tax (continued)

The movement in UK net deferred tax liabilities are as follows:

				Property
	Accelerated		Non	fair	Net
	tax		qualifying	value	operating
	depreciation	Intangibles	property	adjustment	losses	Other(3)	Total(4)
	£’000	£’000	£’000	£’000	£’000	£’000	£’000
At 1 July 2019	706	9,322	11,895	12,718	—	(2,776)	31,865
(Credited)/expensed to statement of profit or loss (note 10)	(98)	559	1,395	1,017	—	(1,922)	951
Credited to other comprehensive income (note 10)	—	—	—	—	—	(1,479)	(1,479)
At 30 June 2020	608	9,881	13,290	13,735	—	(6,177)	31,337
Expensed/(credited) to statement of profit or loss (note 10) (2)	1	5,119	4,192	3,707	(12,180)	1,423	2,262
Expensed to other comprehensive income (note 10)	—	—	—	—	—	1,947	1,947
At 30 June 2021	609	15,000	17,482	17,442	(12,180)	(2,807)	35,546
(2)	An increase in the UK Corporation tax rate from 19% to 25%, effective April 2023, was substantively enacted in May 2021. This has resulted in the re-measurement of the UK deferred tax liability from 19% to 25% resulting in an additional charge of £11,224,000.
(3)	The “Other” deferred tax asset balance primarily comprises foreign exchange differences; fair value movements recognized in the hedging reserve; pensions not paid in the year and salaries not paid before 31 March 2022.
(4)	Of the total deferred tax liability, £35,546,000 is expected to be settled after more than one year.

Following the inauguration of the new President in the US, the Biden administration have proposed various changes to the US federal tax regime. The most significant impact on the financial statements is expected to be the proposal to increase the US tax rate from 21% to 28%. These changes may impact the recognition of the US deferred tax asset, however, as they are only proposals at this stage the impact has not been quantified.

Significant estimates - recognition of deferred tax assets

Deferred tax assets are recognized only to the extent that it is probable that the associated deductions will be available for use against future profits and that there will be sufficient future taxable profit available against which the temporary differences can be utilized, provided the asset can be reliably quantified. In estimating future taxable profit, management use “base case” approved forecasts which incorporate a number of assumptions, including a prudent level of future uncontracted revenue in the forecast period. In arriving at a judgment in relation to the recognition of deferred tax assets, management considers the regulations applicable to tax and advice on their interpretation. Future taxable income may be higher or lower than estimates made when determining whether it is appropriate to record a tax asset and the amount to be recorded. Furthermore, changes in the legislative framework or applicable tax case law may result in management reassessing the recognition of deferred tax assets in future periods.

17	Deferred tax (continued)

At 30 June 2021 there is an unrecognized US deferred tax asset of £97,187,000 which is detailed below (2020: £21,301,000 in respect of foreign tax credits in the US):

Unrealized
foreign
		Net	exchange and
	Foreign	operating	derivative	Intangible	Deferred
	tax credits	losses	movements	assets	revenue	Other	Total
	£’000	£’000	£’000	£’000	£’000	£’000	£’000
Unrecognized US deferred tax asset	56,275	23,956	1,674	4,865	3,913	6,504	97,187

At 30 June 2021, the Group had no unrecognized UK deferred tax assets (2020: £nil).